FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures ("ASC 820"), provides the framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are as follows:
Basis of Fair Value Measurement
Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 - Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly; and
Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Certain investments for which the practical expedient is used to measure fair value at net asset value ("NAV") are not classified in the fair value hierarchy. Instead, those investments are included as a reconciling item so that the total fair value amount of investments in the disclosure is consistent with the fair value investment balance on the statements of net assets available for benefits.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024:
Common Stock - Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual Funds - Valued at the daily closing price as reported by the funds. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission (“SEC”). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Self-Directed Brokerage Account - The Schwab Personal Choice Retirement Account was introduced in 2020. It includes a variety of common stocks, mutual funds, and exchange-traded funds. Participants may choose to allocate funds from other investment options to the Self-Directed Brokerage Account.
Transfers between Levels - The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.
The Plan’s management evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no transfers between levels.
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required by ASC 820, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. As of December 31, 2025 and 2024, there were no assets classified as Level 2 or Level 3 valued investments.

Investments	As of December 31,
	2025	2024
Level 1 - Unadjusted quoted prices in active markets for identical assets:
Mutual funds	$489,804,957	$283,504,620
Common Stock—Canadian Pacific Kansas City Limited stock	14,443,603	5,152,034
Self-directed brokerage account	18,881,424	1,656,661
Total investments	$523,129,984	$290,313,315